Valuation Allowances	12 Months Ended
Dec. 31, 2015
Valuation Allowances [Abstract]
Valuation Allowances
Valuation Allowances
Allowance for doubtful accounts consists of the following at December 31:

	2015	2014	2013
Beginning balance	$5.0	$8.4	$4.0
Provision for doubtful accounts	4.0	4.2	7.7
Recovery of bad debts	2.2	0.6	1.7
Write-offs of bad debt	(7.0)	(8.2)	(5.4)
Other	0.2	—	0.4
	$4.4	$5.0	$8.4

The deferred tax asset valuation allowances at December 31 consist of the following:

	2015	2014	2013
Balance at January 1,	$96.1	$141.6	$128.1
Decrease in valuation allowance for tax provision for continuing operations	(0.9)	(51.4)	—
Increase in valuation allowance for tax provision for continuing operations	—	5.9	7.6
Additions from purchase accounting	—	—	5.9
Balance at December 31,	$95.2	$96.1	$141.6